Schedule of reconciliation of income tax expense (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income taxes		R$ 273,462,000	R$ 335,054,000	R$ 186,937,000
Statutory rates		34.00%	34.00%	34.00%
Income taxes at statutory rates		R$ (92,977)	R$ (113,918)	R$ (63,559)
Reconciliation adjustments:
Tax effect on loss from entities not subject to taxation		(37,794)	(8,474)	(1,265)
PROUNI - Fiscal Incentive	[1]	194,830	120,851	73,397
Unrecognized deferred tax assets		(86,233)	(41,319)	(19,342)
Presumed profit income tax regime effect	[2]	(7,066)	(2,640)	351
Permanent adjustments		(6,232)	2,567
Other		4,293	15,866	(3,757)
Income taxes expense – current		R$ (31,179)	R$ (27,067)	R$ (14,175)
Effective rate		11.40%	8.08%	7.58%

[1]	The Company adhered to PROUNI, established by Law 11,096 / 2005, which is a federal program that exempt companies of paying income taxes and social contribution.
[2]	Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The effect of the presumed profit of certain subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.